UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03386)

Exact name of registrant as specified in charter:	Putnam Global Health Care Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Global Health Care Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Biotechnology (16.8%)

Achillion Pharmaceuticals, Inc.(NON)	142,600	$1,023,868

Acorda Therapeutics, Inc.(NON)	205,700	4,523,343

Actelion, Ltd. (Switzerland)	126,666	4,813,412

Affymax, Inc.(NON)	863,400	12,208,476

Amarin Corp. PLC ADR (Ireland)(NON)(S)	287,600	3,408,060

Amgen, Inc.	119,335	8,296,169

Amicus Therapeutics, Inc.(NON)(S)	407,042	1,925,309

Amylin Pharmaceuticals, Inc.(NON)	219,000	5,805,690

Anthera Pharmaceuticals, Inc.(NON)	136,843	269,581

Ariad Pharmaceuticals, Inc.(NON)	149,103	2,470,637

Arqule, Inc.(NON)	593,905	3,527,796

AVEO Pharmaceuticals, Inc.(NON)	308,615	3,928,669

BioMarin Pharmaceuticals, Inc.(NON)	197,400	7,035,336

Celgene Corp.(NON)	111,300	7,596,225

Celldex Therapeutics, Inc.(NON)	259,800	1,083,366

ChemoCentryx, Inc.(NON)	180,888	2,536,050

Clovis Oncology, Inc.(NON)(S)	113,070	2,013,777

Codexis, Inc.(NON)	270,822	844,965

Dendreon Corp.(NON)(S)	1,175,670	8,229,690

Dyax Corp.(NON)	992,844	1,846,690

Gilead Sciences, Inc.(NON)	62,600	3,126,870

Human Genome Sciences, Inc.(NON)	812,900	11,071,698

Merrimack Pharmaceuticals, Inc.(NON)	271,334	1,864,065

Neurocrine Biosciences, Inc.(NON)	248,660	1,663,535

OncoGenex Pharmaceutical, Inc.(NON)	45,200	567,712

Pharmacyclics, Inc.(NON)(S)	280,400	8,810,168

Spectrum Pharmaceuticals, Inc.(NON)(S)	556,500	6,449,835

Synageva BioPharma Corp.(NON)	14,934	582,575

Synta Pharmaceuticals Corp.(NON)(S)	926,395	4,455,960

Threshold Pharmaceuticals, Inc.(NON)	72,700	532,891

United Therapeutics Corp.(NON)	510,400	22,580,096

Verastem, Inc.(NON)	355,447	3,568,688

Vertex Pharmaceuticals, Inc.(NON)	123,600	7,420,944

		156,082,146
Food and staples retail (2.0%)

CVS Caremark Corp.	416,600	18,722,004

		18,722,004
Health-care equipment and supplies (15.1%)

Baxter International, Inc.	758,200	38,380,084

CareFusion Corp.(NON)	77,900	1,888,296

China Kanghui Holdings, Inc. ADR (China)(NON)(S)	96,439	1,899,848

China Medical Technologies, Inc. ADR (China)(NON)(S)	944,800	4,015,400

Covidien PLC (Ireland)	744,700	38,560,566

ICU Medical, Inc.(NON)	20,600	1,059,870

Medtronic, Inc.	322,100	11,866,164

Microport Scientific Corp. (China)	678,000	297,003

OraSure Technologies, Inc.(NON)	26,653	275,859

Smith & Nephew PLC (United Kingdom)	305,954	2,870,466

St. Jude Medical, Inc.	244,000	9,374,480

Stryker Corp.	237,300	12,209,085

West Pharmaceutical Services, Inc.	189,600	9,062,880

Zimmer Holdings, Inc.	138,600	8,406,090

		140,166,091
Health-care providers and services (15.0%)

Aetna, Inc.	1,062,100	43,429,269

AmerisourceBergen Corp.	497,700	18,409,923

Cardinal Health, Inc.	88,760	3,672,889

CIGNA Corp.	592,500	26,016,675

Express Scripts Holding Co.(NON)	352,564	18,400,315

Fresenius Medical Care AG & Co. KGaA (Germany)	76,542	5,085,432

Fresenius Medical Care AG & Co., KGaA ADR (Germany)	21,210	1,406,223

HealthSouth Corp.(NON)	19,572	374,608

McKesson Corp.	40,324	3,519,479

Quest Diagnostics, Inc.	63,400	3,607,460

Sinopharm Group Co. (China)	310,800	703,966

WellPoint, Inc.	212,500	14,320,375

		138,946,614
Health-care technology (0.2%)

MedAssets, Inc.(NON)	168,300	1,905,156

		1,905,156
Life sciences tools and services (5.1%)

Agilent Technologies, Inc.	55,500	2,256,630

Illumina, Inc.(NON)	49,200	2,118,552

Life Technologies Corp.(NON)	439,400	17,975,854

Sequenom, Inc.(NON)(S)	284,000	1,087,720

ShangPharma Corp. ADR (China)(NON)	531,484	3,242,052

Thermo Fisher Scientific, Inc.	303,000	15,295,440

WuXi PharmaTech (Cayman), Inc. ADR (China)(NON)	354,442	5,217,386

		47,193,634
Personal products (0.2%)

Synutra International, Inc.(NON)	350,824	1,733,071

		1,733,071
Pharmaceuticals (44.6%)

Abbott Laboratories	508,500	31,420,215

Astellas Pharma, Inc. (Japan)	322,500	12,676,110

Auxilium Pharmaceuticals, Inc.(NON)	1,174,400	22,431,040

Bayer AG (Germany)	198,349	12,560,349

Bristol-Myers Squibb Co.	88,300	2,943,922

Cempra, Inc.(NON)	271,257	2,102,242

Endocyte, Inc.(NON)	421,300	2,708,959

GlaxoSmithKline PLC (United Kingdom)	1,802,749	40,013,557

Hospira, Inc.(NON)	84,700	2,647,722

Johnson & Johnson	1,054,000	65,801,220

Merck & Co., Inc.	1,067,300	40,109,133

Mitsubishi Tanabe Pharma (Japan)	209,600	2,760,429

Novartis AG (Switzerland)	626,234	32,621,209

Pfizer, Inc.	3,400,001	74,358,021

Sanofi (France)	369,169	25,192,560

Sanofi CVR (France)(NON)	2,268,524	3,085,193

Shire PLC (Ireland)	91,460	2,575,246

Sihuan Pharmaceutical Holdings Group, Ltd. (China)	1,928,000	660,755

Somaxon Pharmaceuticals, Inc.(NON)(S)	1,961,700	548,491

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	361,465	14,165,813

Warner Chilcott PLC Class A (Ireland)(NON)	139,000	2,621,540

Watson Pharmaceuticals, Inc.(NON)	271,500	19,355,235

		413,358,961

Total common stocks (cost $780,242,683)		$918,107,677

SHORT-TERM INVESTMENTS (4.4%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	24,629,875	$24,629,875

Putnam Money Market Liquidity Fund 0.12%(e)	10,922,715	10,922,715

U.S. Treasury Bills with an effective yield of 0.172%, May 30, 2013	$574,000	572,999

U.S. Treasury Bills with effective yields ranging from 0.091% to 0.094%, November 15, 2012(SEGSF)	1,464,000	1,463,186

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.104%, October 18, 2012(SEGSF)	2,433,000	2,431,920

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.072%, July 26, 2012(SEGSF)	517,000	516,951

Total short-term investments (cost $40,538,014)		$40,537,646

TOTAL INVESTMENTS

Total investments (cost $820,780,697)(b)		$958,645,323

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $124,473,429) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Euro	Buy	6/20/12	$29,672,800	$31,776,690	$(2,103,890)
Citibank, N.A.
	British Pounds	Buy	6/20/12	27,589,497	29,040,540	(1,451,043)
	Danish Krone	Buy	6/20/12	13,878,457	14,755,738	(877,281)
Credit Suisse AG
	Japanese Yen	Buy	6/20/12	19,543,000	19,098,971	444,029
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/20/12	15,584,894	16,479,575	(894,681)
JPMorgan Chase Bank, N.A.
	Swiss Franc	Buy	6/20/12	12,454,676	13,321,915	(867,239)

Total						$(5,750,105)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $927,321,918.
(b)	The aggregate identified cost on a tax basis is $824,933,585, resulting in gross unrealized appreciation and depreciation of $222,123,928 and $88,412,190, respectively, or net unrealized appreciation of $133,711,738.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $23,176,994.
	The fund received cash collateral of $24,629,875, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $8,236 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $146,303,828 and $145,712,453, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $5,878,609 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.5%
	Ireland	5.0
	United Kingdom	4.6
	Switzerland	4.0
	France	3.0
	Germany	2.0
	China	1.7
	Japan	1.7
	Israel	1.5

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $170,255 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $6,194,134 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $4,025,166.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer staples	$20,455,075	$—	$—
Health care	771,920,371	125,732,231	—
Total common stocks	792,375,446	125,732,231	—
Short-term investments	10,922,715	29,614,931	—

Totals by level	$803,298,161	$155,347,162	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$(5,750,105)	$—	$—

Totals by level	$(5,750,105)	$—	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$444,029	$6,194,134

Total	$444,029	$6,194,134

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012